Goldman Sachs Mid Cap Growth Fund Investment Strategy - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Mid Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers. Mid-cap issuers are companies with middle market capitalizations. As of November 28, 2025, mid-cap issuers generally have public stock market capitalizations between $1 billion and $100 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing mid-cap issuer capitalization range at the time of investment. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a mid-cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions. The Investment Adviser measures the Fund’s performance against the Russell Midcap® Growth Index.